Related Parties - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) aircraft	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Mar. 02, 2020
Disclosure of transactions between related parties [line items]
Leases	R$ 14,582,833	R$ 14,890,575	R$ 12,520,812
Aguia Branca Participacoes SA
Disclosure of transactions between related parties [line items]
Technology services acquired	52	52
Caprioli Turismo Ltd
Disclosure of transactions between related parties [line items]
Ticket sales contract, line of credit, lending capacity	R$ 20
Breeze Aviation Group
Disclosure of transactions between related parties [line items]
Sublease arrangement, related party transaction, shareholders approval rate				97.00%
Number of aircraft subleased | aircraft	3
Former shareholder
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current	R$ 67,056	R$ 79,663
Azorra Aviation Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Maintenance reserve	107,286
Leases	R$ 113,832